United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-4017
(Investment Company Act File Number)

Federated Hermes Equity Funds
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-10-31

Date of Reporting Period: Six months ended 2025-04-30

Item 1.	Reports to Stockholders

Federated Hermes Kaufmann Fund

Class A Shares | KAUAX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$96	1.95%

Key Fund Statistics

  Net Assets$4,611,033,502
  Number of Investments145
  Portfolio Turnover14%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	1.2%
Utilities	1.8%
Communication Services	2.1%
Consumer Staples	2.9%
Real Estate	3.2%
Materials	3.4%
Financials	8.5%
Consumer Discretionary	12.0%
Industrials	17.9%
Information Technology	20.8%
Health Care	24.1%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172677

26667-A (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund

Class C Shares | KAUCX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$121	2.46%

Key Fund Statistics

  Net Assets$4,611,033,502
  Number of Investments145
  Portfolio Turnover14%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	1.2%
Utilities	1.8%
Communication Services	2.1%
Consumer Staples	2.9%
Real Estate	3.2%
Materials	3.4%
Financials	8.5%
Consumer Discretionary	12.0%
Industrials	17.9%
Information Technology	20.8%
Health Care	24.1%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172651

26667-B (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund

Institutional Shares | KAUIX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	1.46%

Key Fund Statistics

  Net Assets$4,611,033,502
  Number of Investments145
  Portfolio Turnover14%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	1.2%
Utilities	1.8%
Communication Services	2.1%
Consumer Staples	2.9%
Real Estate	3.2%
Materials	3.4%
Financials	8.5%
Consumer Discretionary	12.0%
Industrials	17.9%
Information Technology	20.8%
Health Care	24.1%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N873

26667-D (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund

Class R Shares | KAUFX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$96	1.95%

Key Fund Statistics

  Net Assets$4,611,033,502
  Number of Investments145
  Portfolio Turnover14%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	1.2%
Utilities	1.8%
Communication Services	2.1%
Consumer Staples	2.9%
Real Estate	3.2%
Materials	3.4%
Financials	8.5%
Consumer Discretionary	12.0%
Industrials	17.9%
Information Technology	20.8%
Health Care	24.1%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172644

26667-C (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class A Shares | KLCAX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$53	1.08%

Key Fund Statistics

  Net Assets$1,145,790,787
  Number of Investments53
  Portfolio Turnover12%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172446

38631-A (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class C Shares | KLCCX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$93	1.88%

Key Fund Statistics

  Net Assets$1,145,790,787
  Number of Investments53
  Portfolio Turnover12%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172438

38631-B (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class R6 Shares | KLCSX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38	0.77%

Key Fund Statistics

  Net Assets$1,145,790,787
  Number of Investments53
  Portfolio Turnover12%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172131

38631-E (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Institutional Shares | KLCIX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.83%

Key Fund Statistics

  Net Assets$1,145,790,787
  Number of Investments53
  Portfolio Turnover12%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172412

38631-D (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class R Shares | KLCKX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$73	1.47%

Key Fund Statistics

  Net Assets$1,145,790,787
  Number of Investments53
  Portfolio Turnover12%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172420

38631-C (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class A Shares | FKASX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$65	1.35%

Key Fund Statistics

  Net Assets$3,109,056,097
  Number of Investments137
  Portfolio Turnover15%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172636

28534-A (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class C Shares | FKCSX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$96	1.99%

Key Fund Statistics

  Net Assets$3,109,056,097
  Number of Investments137
  Portfolio Turnover15%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172610

28534-B (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Institutional Shares | FKAIX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.89%

Key Fund Statistics

  Net Assets$3,109,056,097
  Number of Investments137
  Portfolio Turnover15%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N402

28534-D (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class R6 Shares | FKALX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$43	0.88%

Key Fund Statistics

  Net Assets$3,109,056,097
  Number of Investments137
  Portfolio Turnover15%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N683

28534-E (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class R Shares | FKKSX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65	1.35%

Key Fund Statistics

  Net Assets$3,109,056,097
  Number of Investments137
  Portfolio Turnover15%

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172537

28534-C (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Class A Shares | FGSAX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$58	1.14%

Key Fund Statistics

  Net Assets$3,012,684,028
  Number of Investments126
  Portfolio Turnover37%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.1%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.6%
Energy	4.1%
Communication Services	4.9%
Financials	11.1%
Consumer Discretionary	12.4%
Health Care	13.4%
Industrials	16.0%
Information Technology	29.3%

Semi-Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172107

8010409-A (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Class C Shares | FGSCX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$96	1.91%

Key Fund Statistics

  Net Assets$3,012,684,028
  Number of Investments126
  Portfolio Turnover37%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.1%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.6%
Energy	4.1%
Communication Services	4.9%
Financials	11.1%
Consumer Discretionary	12.4%
Health Care	13.4%
Industrials	16.0%
Information Technology	29.3%

Semi-Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172305

8010409-B (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Institutional Shares | FGSIX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.84%

Key Fund Statistics

  Net Assets$3,012,684,028
  Number of Investments126
  Portfolio Turnover37%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.1%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.6%
Energy	4.1%
Communication Services	4.9%
Financials	11.1%
Consumer Discretionary	12.4%
Health Care	13.4%
Industrials	16.0%
Information Technology	29.3%

Semi-Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172198

8010409-C (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Class R6 Shares | FGSKX

Semi-Annual Shareholder Report - April 30, 2025

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$42	0.83%

Key Fund Statistics

  Net Assets$3,012,684,028
  Number of Investments126
  Portfolio Turnover37%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.1%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.6%
Energy	4.1%
Communication Services	4.9%
Financials	11.1%
Consumer Discretionary	12.4%
Health Care	13.4%
Industrials	16.0%
Information Technology	29.3%

Semi-Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172529

8010409-D (06/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2025

Share Class | Ticker	A | KAUAX	C | KAUCX	R | KAUFX	Institutional | KAUIX

Federated Hermes Kaufmann Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—95.8%
		Communication Services—2.1%
34,128		Meta Platforms, Inc.	$ 18,736,272
107,500	[1]	Spotify Technology SA	66,002,850
250,000	[1]	Trade Desk, Inc./The	13,407,500
		TOTAL	98,146,622
		Consumer Discretionary—12.0%
150,000	[1]	Airbnb, Inc.	18,288,000
370,000	[1]	Amazon.com, Inc.	68,235,400
375,000	[1]	Birkenstock Holding PLC	19,286,250
149,700	[1]	Cava Group, Inc.	13,836,771
761,200	[1]	Chipotle Mexican Grill, Inc.	38,455,824
200,000	[1]	DoorDash, Inc.	38,578,000
1,002,700	[1]	DraftKings, Inc.	33,379,883
30,000	[1]	Duolingo, Inc.	11,684,400
180,000	[1]	Floor & Decor Holdings, Inc.	12,859,200
15,000	[1]	Mercadolibre, Inc.	34,962,750
327,400		Moncler SpA	20,225,392
480,000	[1]	On Holding AG	23,092,800
200,000	[1]	Planet Fitness, Inc.	18,918,000
1,650,000	[1]	Sportradar Group AG	38,131,500
113,800		Texas Roadhouse, Inc.	18,886,248
264,200		TJX Cos., Inc.	33,997,256
899,000	[1]	Viking Holdings Ltd.	36,885,970
270,000		Wingstop, Inc.	71,250,300
		TOTAL	550,953,944
		Consumer Staples—2.9%
58,400		Costco Wholesale Corp.	58,078,800
200,000	[1]	Maplebear, Inc.	7,978,000
400,000		Philip Morris International, Inc.	68,544,000
		TOTAL	134,600,800
		Energy—1.2%
132,100		Cheniere Energy, Inc.	30,529,631
155,700		Targa Resources, Inc.	26,609,130
		TOTAL	57,138,761
		Financials—8.5%
570,000		Apollo Global Management, Inc.	77,793,600
35,000		BlackRock, Inc.	31,999,100
4,500,000	[1]	Blue Owl Capital, Inc.	83,385,000
1	[1,2,3]	FA Private Equity Fund IV LP	71,910
600,000		Hamilton Lane, Inc.	92,694,000
56,800		JPMorgan Chase & Co.	13,894,416
40,000		MSCI, Inc., Class A	21,804,400
100,000		S&P Global, Inc.	50,005,000
500,000	[1]	Toast, Inc.	17,790,000
		TOTAL	389,437,426
		Health Care—22.0%
2,000,000	[1,2]	Albireo Pharma CVR, Rights	4,300,000
2,435,880	[1]	Arcturus Therapeutics Holdings, Inc.	31,203,623
287,350	[1]	Argenx SE	185,561,754
5,480,011	[1,2,4]	AstraZeneca PLC, Rights	3,014,006
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
7,850,000	[1]	aTyr Pharma, Inc.	$ 27,239,500
617,000	[1]	Boston Scientific Corp.	63,470,790
1,942,492	[1,2]	Contra Akouos, Inc., Rights	1,021,751
98,500		Danaher Corp.	19,634,005
2,038,487	[1]	EyePoint Pharmaceuticals, Inc.	13,902,481
480,000	[1]	Guardant Health, Inc.	22,670,400
2,702,026	[1]	IDEAYA Biosciences, Inc.	54,391,783
121,100	[1]	Inspire Medical Systems, Inc.	19,179,818
198,500	[1]	Insulet Corp.	50,079,565
114,200	[1]	Intuitive Surgical, Inc.	58,904,360
1	[1,2,3]	Latin Healthcare Fund LP	225,149
679,700	[1]	Legend Biotech Corp., ADR	23,755,515
32,700	[1]	Madrigal Pharmaceuticals, Inc.	10,918,857
328,000	[1]	Merus NV	14,927,280
725,000	[1]	Minerva Neurosciences, Inc.	1,210,750
665,000	[1]	Moonlake Immunotherapeutics	27,983,200
313,300	[1]	Natera, Inc.	47,286,369
278,300	[1]	PROCEPT BioRobotics Corp.	15,022,634
8,024,400	[1]	Regulus Therapeutics, Inc.	64,034,712
5,979,000	[1]	Rezolute, Inc.	22,481,040
733,000	[1]	Rhythm Pharmaceuticals, Inc.	47,784,270
164,133	[1,2,3]	Sail Biomedicines, Inc.	3,458,857
39,850	[1]	Sarepta Therapeutics, Inc.	2,486,640
453,887	[1]	Scynexis, Inc.	448,395
959,018	[1,2]	Soteira, Inc.	0
450,000	[1]	Structure Therapeutics, Inc., ADR	12,150,000
110,700		Stryker Corp.	41,392,944
932,500	[1]	Ultragenyx Pharmaceutical, Inc.	36,348,850
105,000	[1]	Veeva Systems, Inc.	24,537,450
441,300	[1]	Vera Therapeutics, Inc.	10,313,181
270,200	[1]	Vericel Corp	10,273,004
476,800	[1]	Verona Pharma PLC, ADR	34,362,976
818,507	[1,4]	Zenas Biopharma, Inc.	9,478,311
		TOTAL	1,015,454,220
		Industrials—17.9%
83,900	[1]	Axon Enterprise, Inc.	51,455,869
89,100		Comfort Systems USA, Inc.	35,421,705
255,000		Eaton Corp. PLC	75,064,350
347,700		GE Aerospace	70,075,458
193,500	[1]	GE Vernova, Inc.	71,753,670
316,600		HEICO Corp.	79,390,616
72,500		Howmet Aerospace, Inc.	10,047,050
619,300	[1,4]	Loar Holdings, Inc.	58,573,394
386,300		Quanta Services, Inc.	113,066,147
1,500,000	[1]	StandardAero, Inc.	40,530,000
192,400		Trane Technologies PLC	73,748,844
480,000	[1]	Uber Technologies, Inc.	38,884,800
505,000		Veralto Corp.	48,429,500
310,400		Wabtec Corp.	57,343,296
		TOTAL	823,784,699
		Information Technology—20.8%
25,000	[1]	AppLovin Corp.	6,732,750
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
164,300	[1]	Crowdstrike Holdings, Inc.	$ 70,463,341
108,700	[1]	CyberArk Software, Ltd.	38,279,792
313,600	[1]	Datadog, Inc.	32,037,376
490,000	[1]	Elastic N.V.	42,238,000
1,059,322	[1,2,3]	Expand Networks Ltd.	0
40,000	[1]	Gartner, Inc., Class A	16,843,200
23,800	[1]	HubSpot, Inc.	14,553,700
5,000	[1]	Impinj, Inc.	460,650
34,000		KLA Corp.	23,891,460
1,365,000	[1]	Klaviyo, Inc.	41,550,600
144,700		Micron Technology, Inc.	11,134,665
110,800		Microsoft Corp.	43,794,808
80,000		Motorola Solutions, Inc.	35,231,200
400,000		NVIDIA Corp.	43,568,000
136,800	[1]	Palantir Technologies, Inc.	16,202,592
276,800	[1]	Palo Alto Networks, Inc.	51,742,224
275,000	[1]	Q2 Holdings, Inc.	21,793,750
1,700,000	[1]	QXO, Inc.	22,678,000
600,000	[1]	Rubrik, Inc.	42,318,000
168,000		Salesforce, Inc.	45,143,280
3,751	[1,2,3]	Sensable Technologies, Inc.	0
1,775,200	[1]	SentinelOne, Inc.	32,841,200
75,000	[1]	ServiceNow, Inc.	71,625,750
735,000	[1]	Shopify, Inc.	69,825,000
155,000	[1]	Snowflake, Inc.	24,720,950
196,900		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	32,821,261
87,100	[1]	Tyler Technologies, Inc.	47,321,430
300,000	[1]	Vertex, Inc.	12,009,000
125,000	[1]	Wix.com Ltd.	21,198,750
107,000	[1]	Workday, Inc.	26,215,000
		TOTAL	959,235,729
		Materials—3.4%
600,000		Agnico Eagle Mines Ltd.	70,548,000
88,900		Eagle Materials, Inc.	20,126,071
41,500		Martin Marietta Materials	21,745,170
125,150		Sherwin-Williams Co.	44,167,938
		TOTAL	156,587,179
		Real Estate—3.2%
1,000,000	[1]	CoStar Group, Inc.	74,170,000
250,000		Gaming and Leisure Properties, Inc.	11,965,000
690,000		Healthpeak Properties, Inc.	12,309,600
200,000		Ryman Hospitality Properties, Inc.	17,590,000
915,000		VICI Properties, Inc.	29,298,300
		TOTAL	145,332,900
		Utilities—1.8%
200,000		American Electric Power Co., Inc.	21,668,000
200,000		Duke Energy Corp.	24,404,000
400,000		NextEra Energy, Inc.	26,752,000
91,000		Vistra Corp.	11,796,330
		TOTAL	84,620,330
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,644,560,398)	4,415,292,610
Semi-Annual Financial Statements and Additional Information

Shares			Value
		PREFERRED STOCKS—1.7%
		Health Care—1.7%
2,118,042	[2,3]	CeQur SA	$ 10,486,129
82,400		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	65,755,200
		TOTAL	76,241,329
		Information Technology—0.0%
679,348	[1,2,3]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $26,237,522)	76,241,329
		WARRANTS—0.4%
		Health Care—0.4%
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	305,610
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	123,577
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	213,568
2,154,000	[1]	Rezolute, Inc., Warrants 4/30/2099	8,099,040
1,010,000	[1]	Rezolute, Inc., Warrants 6/24/2099	3,797,600
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	6,355,532
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	43,736
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,685,357
		TOTAL WARRANTS (IDENTIFIED COST $30,316,385)	20,624,020
		INVESTMENT COMPANY—2.5%
115,453,609		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[5] (IDENTIFIED COST $115,453,609)	115,453,609
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $2,816,567,914)[6]	4,627,611,568
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[7]	(16,578,066)
		NET ASSETS—100%	$4,611,033,502
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2025, were as follows:
Affiliated	Value as of 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 4/30/2025	Shares Held as of 4/30/2025	Dividend Income
Health Care:
Arcturus Therapeutics Holdings, Inc.	$43,188,152	$—	$—	$(11,984,529)	$—	$31,203,623	2,435,880	$—
aTyr Pharma, Inc.	$24,492,000	$—	$—	$2,747,500	$—	$27,239,500	7,850,000	$—
EyePoint Pharmaceuticals, Inc.	$23,972,607	$—	$—	$(10,070,126)	$—	$13,902,481	2,038,487	$—
IDEAYA Biosciences, Inc.	$74,457,482	$1,794,347	$—	$(21,860,046)	$—	$54,391,783	2,702,026	$—
Minerva Neurosciences, Inc.	$1,736,375	$—	$—	$(525,625)	$—	$1,210,750	725,000	$—
Regulus Therapeutics, Inc.	$11,506,260	$258,880	$—	$52,269,572	$—	$64,034,712	8,024,400	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$12,030,400	$—	$—	$53,724,800	$—	$65,755,200	82,400	$—
Rezolute, Inc.	$20,961,000	$7,000,500	$—	$(5,480,460)	$—	$22,481,040	5,979,000	$—
Rezolute, Inc., Warrants 10/8/2027	$310,840	$—	$—	$(187,263)	$—	$123,577	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$311,264	$—	$—	$(97,696)	$—	$213,568	56,800	$—
Rezolute, Inc., Warrants 4/30/2099	$—	$6,998,346	$—	$1,100,694	$—	$8,099,040	2,154,000	$—
Rezolute, Inc., Warrants 6/24/2099	$5,534,800	$—	$—	$(1,737,200)	$—	$3,797,600	1,010,000	$—
Rezolute, Inc., Warrants 12/31/2099	$9,262,850	$—	$—	$(2,907,318)	$—	$6,355,532	1,690,301	$—
Scynexis, Inc.	$1,145,120	$—	$(415,332)	$1,728,981	$(2,010,374)	$448,395	453,887	$—
Scynexis, Inc., Warrants 4/26/2029	$96,169	$—	$—	$(52,433)	$—	$43,736	167,251	$—
Scynexis, Inc., Warrants 1/1/2099	$2,320,160	$—	$—	$(634,803)	$—	$1,685,357	1,706,000	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$231,325,479	$16,052,073	$(415,332)	$56,034,048	$(2,010,374)	$300,985,894	38,235,420	$—
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$24,022,661
Purchases at Cost	$718,055,886
Proceeds from Sales	$(626,624,938)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$115,453,609
Shares Held as of 4/30/2025	115,453,609
Dividend Income	$1,837,724

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2025, these restricted securities amounted to $14,242,045, which represented 0.4% of net assets.

4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,477,111,453	$—	$9,077,667	$3,486,189,120
International	720,302,338	205,787,146	3,014,006	929,103,490
Preferred Stocks
Domestic	—	65,755,200	—	65,755,200
International	—	—	10,486,129	10,486,129
Debt Securities:
Warrants	18,771,350	1,852,670	—	20,624,020
Investment Company	115,453,609	—	—	115,453,609
TOTAL SECURITIES	$4,331,638,750	$273,395,016	$22,577,802	$4,627,611,568
Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.04	$4.55	$4.77	$7.77	$6.80	$6.27
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.06)	(0.02)	(0.06)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	0.02	1.65	(0.20)	(2.29)	1.57	1.32
Total From Investment Operations	(0.02)	1.59	(0.22)	(2.35)	1.47	1.23
Less Distributions:
Distributions from net realized gain	(0.62)	(0.10)	—	(0.65)	(0.50)	(0.70)
Net Asset Value, End of Period	$5.40	$6.04	$4.55	$4.77	$7.77	$6.80
Total Return[2]	(1.15)%	35.39%	(4.61)%	(32.43)%	22.37%	21.52%
Ratios to Average Net Assets:
Net expenses[3]	1.95%[4]	1.95%	1.95%	1.95%	1.92%	1.94%
Net investment income (loss)	(1.36)%[4]	(1.17)%	(0.46)%	(1.09)%	(1.41)%	(1.38)%
Expense waiver/reimbursement[5]	0.01%[4,6]	0.00%[6]	0.01%	0.03%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,009,127	$1,106,333	$973,048	$1,196,453	$2,023,577	$1,808,715
Portfolio turnover[7]	14%	34%	57%	25%	34%	38%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$4.26	$3.26	$3.43	$5.81	$5.22	$4.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.06)	(0.03)	(0.06)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	0.04	1.16	(0.14)	(1.67)	1.20	1.02
Total From Investment Operations	0.00[2]	1.10	(0.17)	(1.73)	1.09	0.93
Less Distributions:
Distributions from net realized gain	(0.62)	(0.10)	—	(0.65)	(0.50)	(0.70)
Net Asset Value, End of Period	$3.64	$4.26	$3.26	$3.43	$5.81	$5.22
Total Return[3]	(1.17)%	34.34%	(4.96)%	(32.74)%	21.80%	20.96%
Ratios to Average Net Assets:
Net expenses[4]	2.46%[5]	2.46%	2.46%	2.45%	2.42%	2.44%
Net investment income (loss)	(1.86)%[5]	(1.66)%	(0.94)%	(1.60)%	(1.92)%	(1.87)%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.01%	0.03%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,837	$43,071	$45,676	$64,766	$139,690	$141,074
Portfolio turnover[8]	14%	34%	57%	25%	34%	38%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.05	$4.56	$4.79	$7.79	$6.82	$6.28
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.07)	(0.02)	(0.06)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	0.03	1.66	(0.21)	(2.29)	1.58	1.33
Total From Investment Operations	(0.01)	1.59	(0.23)	(2.35)	1.47	1.24
Less Distributions:
Distributions from net realized gain	(0.62)	(0.10)	—	(0.65)	(0.50)	(0.70)
Net Asset Value, End of Period	$5.42	$6.05	$4.56	$4.79	$7.79	$6.82
Total Return[2]	(0.98)%	35.31%	(4.80)%	(32.34)%	22.30%	21.64%
Ratios to Average Net Assets:
Net expenses[3]	1.95%[4]	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(1.36)%[4]	(1.17)%	(0.47)%	(1.10)%	(1.45)%	(1.40)%
Expense waiver/reimbursement[5]	0.25%[4]	0.25%	0.26%	0.27%	0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,305,795	$3,547,368	$2,937,167	$3,428,775	$5,582,064	$4,848,579
Portfolio turnover[6]	14%	34%	57%	25%	34%	38%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.36	$4.77	$4.98	$8.03	$6.98	$6.39
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.04)	0.00[2]	(0.03)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	0.03	1.73	(0.21)	(2.37)	1.62	1.35
Total From Investment Operations	0.00[2]	1.69	(0.21)	(2.40)	1.55	1.29
Less Distributions:
Distributions from net realized gain	(0.62)	(0.10)	—	(0.65)	(0.50)	(0.70)
Net Asset Value, End of Period	$5.74	$6.36	$4.77	$4.98	$8.03	$6.98
Total Return[3]	(0.76)%	35.86%	(4.22)%	(31.97)%	22.96%	22.11%
Ratios to Average Net Assets:
Net expenses[4]	1.46%[5]	1.46%	1.46%	1.44%	1.42%	1.44%
Net investment income (loss)	(0.86)%[5]	(0.66)%	0.03%	(0.60)%	(0.92)%	(0.89)%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.01%	0.03%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$259,275	$305,334	$316,462	$390,516	$808,904	$640,411
Portfolio turnover[8]	14%	34%	57%	25%	34%	38%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $15,527,115 of securities loaned and $416,439,503 of investments in affiliated holdings* (identified cost $2,816,567,914, including $440,490,191 of identified cost in affiliated holdings)	$4,627,611,568
Cash	435,328
Cash denominated in foreign currencies (identified cost $1,051,912)	1,050,154
Income receivable	474,429
Income receivable from affiliated holdings	257,062
Receivable for investments sold	1,576,996
Receivable for shares sold	174,971
Total Assets	4,631,580,508
Liabilities:
Payable for shares redeemed	1,529,029
Payable for collateral due to broker for securities lending (Note 2)	15,233,109
Payable for investment adviser fee (Note 5)	157,617
Payable for administrative fee (Note 5)	9,581
Payable for distribution services fee (Note 5)	788,175
Payable for other service fees (Notes 2 and 5)	2,165,829
Accrued expenses (Note 5)	663,666
Total Liabilities	20,547,006
Net assets for 852,594,372 shares outstanding	$4,611,033,502
Net Assets Consist of:
Paid-in capital	$2,544,340,696
Total distributable earnings (loss)	2,066,692,806
Net Assets	$4,611,033,502
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,009,127,010 ÷ 186,887,515 shares outstanding), no par value, unlimited shares authorized	$5.40
Offering price per share (100/94.50 of $5.40)	$5.71
Redemption proceeds per share	$5.40
Class C Shares:
Net asset value per share ($36,837,183 ÷ 10,133,889 shares outstanding), no par value, unlimited shares authorized	$3.64
Offering price per share	$3.64
Redemption proceeds per share (99.00/100 of $3.64)	$3.60
Class R Shares:
Net asset value per share ($3,305,794,567 ÷ 610,396,409 shares outstanding), no par value, unlimited shares authorized	$5.42
Offering price per share	$5.42
Redemption proceeds per share	$5.42
Institutional Shares:
Net asset value per share ($259,274,742 ÷ 45,176,559 shares outstanding), no par value, unlimited shares authorized	$5.74
Offering price per share	$5.74
Redemption proceeds per share	$5.74

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2025 (unaudited)

Investment Income:
Dividends (including $1,478,443 received from affiliated holdings* and net of foreign taxes withheld of $156,175)	$14,223,260
Net income on securities loaned (includes $359,281 earned from affiliated holdings related to cash collateral balances) (Note 2)	122,077
Interest	409
TOTAL INCOME	14,345,746
Expenses:
Investment adviser fee (Note 5)	30,770,099
Administrative fee (Note 5)	1,870,548
Custodian fees	148,558
Transfer agent fees (Note 2)	2,095,600
Directors’/Trustees’ fees (Note 5)	12,201
Auditing fees	26,305
Legal fees	8,801
Portfolio accounting fees	103,751
Distribution services fee (Note 5)	10,083,807
Other service fees (Notes 2 and 5)	5,661,099
Share registration costs	46,187
Printing and postage	144,453
Miscellaneous (Note 5)	23,941
TOTAL EXPENSES	50,995,350
Waivers and Reimbursement:
Reimbursement of investment adviser fee (Note 5)	(28,108)
Waiver/reimbursement of other operating expenses (Note 5)	(4,381,112)
TOTAL WAIVERS AND REIMBURSEMENT	(4,409,220)
Net expenses	46,586,130
Net investment income (loss)	(32,240,384)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(2,010,374) on sales of investments in affiliated holdings*)	348,425,164
Net realized loss on foreign currency transactions	(210,405)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $56,034,048 on investments in affiliated holdings*)	(361,613,209)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(1,881)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(13,400,331)
Change in net assets resulting from operations	$(45,640,715)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(32,240,384)	$(55,916,010)
Net realized gain (loss)	348,214,759	558,233,651
Net change in unrealized appreciation/depreciation	(361,615,090)	934,134,979
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(45,640,715)	1,436,452,620
Distributions to Shareholders:
Class A Shares	(112,407,570)	(20,805,631)
Class C Shares	(6,140,680)	(1,336,802)
Class R Shares	(360,296,371)	(63,236,617)
Institutional Shares	(29,138,171)	(6,447,085)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(507,982,792)	(91,826,135)
Share Transactions:
Proceeds from sale of shares	60,324,213	98,789,440
Net asset value of shares issued to shareholders in payment of distributions declared	478,273,235	86,586,596
Cost of shares redeemed	(376,046,294)	(800,249,594)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	162,551,154	(614,873,558)
Change in net assets	(391,072,353)	729,752,927
Net Assets:
Beginning of period	5,002,105,855	4,272,352,928
End of period	$4,611,033,502	$5,002,105,855
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
The Fund’s Board of Trustees (the “Trustees”) approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Fund’s Sub-Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fed Global (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $4,409,220 is disclosed in various locations in Note 5.
Transfer Agent Fees
For the six months ended April 30, 2025, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$461,969
Class C Shares	17,511
Class R Shares	1,494,285
Institutional Shares	121,835
TOTAL	$2,095,600
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,330,023
Class C Shares	50,490
Class R Shares	4,280,586
TOTAL	$5,661,099
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Financial Statements and Additional Information

As of April 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$15,527,115	$15,233,109
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at April 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur SA	3/26/2021	$11,343,051	$10,486,129
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$71,910
Latin Healthcare Fund LP	11/28/2000	$0	$225,149
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sail Biomedicines, Inc.	7/28/2021	$4,595,724	$3,458,857
Sensable Technologies, Inc.	10/15/2004	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,204,030	$18,112,003	4,434,045	$24,218,542
Shares issued to shareholders in payment of distributions declared	18,204,805	106,862,205	3,953,735	19,768,677
Shares redeemed	(17,819,423)	(99,305,686)	(38,840,398)	(213,194,519)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,589,412	$25,668,522	(30,452,618)	$(169,207,300)
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	368,409	$1,386,307	757,566	$2,925,564
Shares issued to shareholders in payment of distributions declared	1,532,210	6,067,552	365,423	1,297,250
Shares redeemed	(1,874,368)	(7,068,966)	(5,043,751)	(19,632,259)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	26,251	$384,893	(3,920,762)	$(15,409,445)
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	3,135,048	$17,743,318	4,394,076	$24,053,275
Shares issued to shareholders in payment of distributions declared	57,237,449	337,128,576	11,835,505	59,295,886
Shares redeemed	(36,138,914)	(202,376,438)	(73,569,701)	(405,963,403)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	24,233,583	$152,495,456	(57,340,120)	$(322,614,242)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,001,361	$23,082,585	8,156,945	$47,592,059
Shares issued to shareholders in payment of distributions declared	4,528,877	28,214,902	1,185,673	6,224,783
Shares redeemed	(11,330,128)	(67,295,204)	(27,685,206)	(161,459,413)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,799,890)	$(15,997,717)	(18,342,588)	$(107,642,571)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	25,049,356	$162,551,154	(110,056,088)	$(614,873,558)
4. FEDERAL TAX INFORMATION
At April 30, 2025, the cost of investments for federal tax purposes was $2,816,567,914. The net unrealized appreciation of investments for federal tax purposes was $1,811,043,654. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,052,782,299 and unrealized depreciation from investments for those securities having an excess of cost over value of $241,738,645.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2024, for federal income tax purposes, a late year ordinary loss of $279,778 was deferred to November 1, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
Effective January 1, 2025, the Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below:
Assets Under Management	Investment Advisory Fee
Up to $7 billion	1.275%
$7 billion - $8 billion	1.255%
$8 billion - $9 billion	1.205%
$9 billion - $10 billion	1.155%
Excess of $10 billion	1.105%
Prior to January 1, 2025, the Fund paid the Adviser a fee at the annual rate of 1.275% on the first $8 billion of the Fund’s average daily net assets, 1.255% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.235% on $9 billion - $10 billion of the Fund’s average daily net assets, 1.215% on $10 billion - $12 billion of the Fund’s average daily net assets and 1.205% of the Fund’s average daily net assets over $12 billion.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2025, the Adviser reimbursed $28,108.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,330,328	$(23,311)
Class C Shares	151,470	—
Class R Shares	8,602,009	(4,357,801)
TOTAL	$10,083,807	$(4,381,112)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2025, FSC retained $5,289,283 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2025, FSC retained $10,372 in sales charges from the sale of Class A Shares. FSC also retained $550 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2025, FSSC received $3,139,158 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2025 the Fund had total commitments to limited partnerships and limited liability companies of $28,625,483; of this amount, $28,625,483 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2025, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $2,179,335.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2025, were as follows:
Purchases	$672,973,095
Sales	$1,143,052,709
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care and Information Technology sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the six months ended April 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the six months ended April 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
FEDERATED HERMES KAUFMANN FUND (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from Federated Hermes’s Chief Investment Officer of Equities received at the Board’s February 2024 meetings regarding the Fund and its performance, portfolio management team and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance –in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund –in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Semi-Annual Financial Statements and Additional Information

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered the Fund’s unique investment strategies. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board. The Board considered information regarding the historical performance of the Fund, the uniqueness of the Fund’s investment strategy, the substantial investment and research resources utilized in implementing this strategy and the views of the Advisers on the Fund’s relative performance, including with respect to other pooled investment vehicles.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled
Semi-Annual Financial Statements and Additional Information

by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the CCO’s view that, in 2023, while the Fund’s total expenses were above median relative to its Expense Peer Group, those expenses remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to peer funds. In considering the Fund’s expenses, the Board noted the gross advisory fee reduction implemented in July 2022, in which the Adviser committed to permanently replace the Fund’s then-current contractual investment advisory fee rate of 1.30% with an investment advisory fee schedule that imposes an advisory fee rate of 1.275% on assets up to $8 billion and incorporates breakpoints that reduce fee rates upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the
Semi-Annual Financial Statements and Additional Information

Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered the breakpoints in the contractual advisory fee schedule for the Fund that were implemented in July 2022, which reduce fee rates as the Fund’s assets grow over time. In addition, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s
Semi-Annual Financial Statements and Additional Information

evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO and Board noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Kaufmann Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2025

Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX	Institutional | KLCIX	R6 | KLCSX

Federated Hermes Kaufmann Large Cap Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—98.6%
		Communication Services—9.9%
228,607		Alphabet, Inc., Class A	$ 36,302,792
60,000		Meta Platforms, Inc.	32,940,000
21,100	[1]	Netflix, Inc.	23,879,292
33,692	[1]	Spotify Technology SA	20,686,214
		TOTAL	113,808,298
		Consumer Discretionary—13.0%
40,528	[1]	Airbnb, Inc.	4,941,174
341,056	[1]	Amazon.com, Inc.	62,897,547
421,200	[1]	Chipotle Mexican Grill, Inc.	21,279,024
27,200		Home Depot, Inc.	9,805,328
20	[1,2]	New Cotai LLC/Capital	0
52,300		Starbucks Corp.	4,186,615
31,500	[1]	Tesla, Inc.	8,888,040
285,500		TJX Cos., Inc.	36,738,140
		TOTAL	148,735,868
		Consumer Staples—4.2%
43,125		Costco Wholesale Corp.	42,887,812
47,800		WalMart, Inc.	4,648,550
		TOTAL	47,536,362
		Financials—6.9%
18,654		BlackRock, Inc.	17,054,606
25,800		JPMorgan Chase & Co.	6,311,196
47,150		S&P Global, Inc.	23,577,358
93,138		Visa, Inc., Class A	32,179,179
		TOTAL	79,122,339
		Health Care—14.6%
87,537	[1]	Argenx SE, ADR	56,473,620
86,300		AstraZeneca PLC	12,367,762
164,000	[1]	Boston Scientific Corp.	16,870,680
43,895		Danaher Corp.	8,749,590
18,680		Eli Lilly & Co.	16,792,386
33,548	[1]	Intuitive Surgical, Inc.	17,304,059
29,500		Stryker Corp.	11,030,640
34,600		UCB SA	6,360,967
30,834	[1]	Veeva Systems, Inc.	7,205,598
28,800	[1]	Vertex Pharmaceuticals, Inc.	14,673,600
		TOTAL	167,828,902
		Industrials—10.3%
14,790	[1]	Axon Enterprise, Inc.	9,070,707
40,100		Eaton Corp. PLC	11,804,237
108,000		GE Aerospace	21,766,320
100,900		Quanta Services, Inc.	29,532,421
89,600		Trane Technologies PLC	34,344,576
145,972	[1]	Uber Technologies, Inc.	11,825,192
		TOTAL	118,343,453
		Information Technology—36.8%
195,174		Apple, Inc.	41,474,475
177,191		Broadcom, Inc.	34,103,952
69,052	[1]	Crowdstrike Holdings, Inc.	29,614,331
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
97,635	[1]	Datadog, Inc.	$ 9,974,392
140,312		Micron Technology, Inc.	10,797,008
200,700		Microsoft Corp.	79,328,682
708,411		NVIDIA Corp.	77,160,126
81,144	[1]	Palo Alto Networks, Inc.	15,168,248
87,499		Salesforce, Inc.	23,511,856
35,000	[1]	ServiceNow, Inc.	33,425,350
281,800	[1]	Shopify, Inc.	26,771,000
92,307	[1]	Snowflake, Inc.	14,722,044
108,142		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,026,190
29,546	[1]	Workday, Inc.	7,238,770
		TOTAL	421,316,424
		Materials—1.2%
25,872		Ecolab, Inc.	6,504,997
20,000		Sherwin-Williams Co.	7,058,400
		TOTAL	13,563,397
		Real Estate—0.9%
138,300	[1]	CoStar Group, Inc.	10,257,711
		Utilities—0.8%
137,221		NextEra Energy, Inc.	9,177,340
		TOTAL COMMON STOCKS (IDENTIFIED COST $494,296,662)	1,129,690,094
		INVESTMENT COMPANY—0.6%
6,615,801		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[3] (IDENTIFIED COST $6,615,801)	6,615,801
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $500,912,463)[4]	1,136,305,895
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	9,484,892
		NET ASSETS—100%	$1,145,790,787
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$502,183
Purchases at Cost	$302,036,748
Proceeds from Sales	$(295,923,130)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$6,615,801
Shares Held as of 4/30/2025	6,615,801
Dividend Income	$457,316

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Semi-Annual Financial Statements and Additional Information
2

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$942,855,528	$—	$0	$942,855,528
International	168,105,837	18,728,729	—	186,834,566
Investment Company	6,615,801	—	—	6,615,801
TOTAL SECURITIES	$1,117,577,166	$18,728,729	$0	$1,136,305,895

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.73	$21.02	$24.12	$39.89	$31.46	$27.39
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.03)	(0.11)	(0.21)	(0.10)
Net realized and unrealized gain (loss)	0.56	6.70	2.22	(10.54)	9.88	5.42
Total From Investment Operations	0.51	6.61	2.19	(10.65)	9.67	5.32
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)
Net Asset Value, End of Period	$15.55	$21.73	$21.02	$24.12	$39.89	$31.46
Total Return[2]	(0.43)%	37.81%	11.33%	(30.10)%	31.46%	20.14%
Ratios to Average Net Assets:
Net expenses[3]	1.08%[4]	1.08%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss)	(0.53)%[4]	(0.43)%	(0.15)%	(0.38)%	(0.57)%	(0.36)%
Expense waiver/reimbursement[5]	0.12%[4]	0.11%	0.11%	0.10%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$468,619	$558,998	$512,559	$598,065	$953,814	$741,584
Portfolio turnover[6]	12%	18%	19%	15%	28%	24%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.11	$17.03	$20.66	$35.18	$28.08	$24.76
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.18)	(0.15)	(0.29)	(0.42)	(0.29)
Net realized and unrealized gain (loss)	0.57	5.16	1.81	(9.11)	8.76	4.86
Total From Investment Operations	0.49	4.98	1.66	(9.40)	8.34	4.57
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)
Net Asset Value, End of Period	$9.91	$16.11	$17.03	$20.66	$35.18	$28.08
Total Return[2]	(0.82)%	36.81%	10.45%	(30.66)%	30.47%	19.21%
Ratios to Average Net Assets:
Net expenses[3]	1.88%[4]	1.87%	1.86%	1.86%	1.85%	1.85%
Net investment income (loss)	(1.33)%[4]	(1.19)%	(0.90)%	(1.17)%	(1.33)%	(1.11)%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.10%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,128	$77,369	$97,644	$167,622	$355,877	$372,382
Portfolio turnover[6]	12%	18%	19%	15%	28%	24%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.62	$18.82	$22.20	$37.27	$29.58	$25.92
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.14)	(0.09)	(0.20)	(0.32)	(0.20)
Net realized and unrealized gain (loss)	0.56	5.84	2.00	(9.75)	9.25	5.11
Total From Investment Operations	0.50	5.70	1.91	(9.95)	8.93	4.91
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)
Net Asset Value, End of Period	$12.43	$18.62	$18.82	$22.20	$37.27	$29.58
Total Return[2]	(0.62)%	37.26%	10.97%	(30.38)%	30.94%	19.69%
Ratios to Average Net Assets:
Net expenses[3]	1.47%[4]	1.47%	1.43%	1.47%	1.47%	1.46%
Net investment income (loss)	(0.93)%[4]	(0.81)%	(0.50)%	(0.79)%	(0.95)%	(0.72)%
Expense waiver/reimbursement[5]	0.15%[4]	0.15%	0.15%	0.16%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,857	$46,771	$42,590	$42,626	$82,883	$76,374
Portfolio turnover[6]	12%	18%	19%	15%	28%	24%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.59	$22.32	$25.24	$41.40	$32.53	$28.21
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.03)	0.03	(0.05)	(0.12)	(0.03)
Net realized and unrealized gain (loss)	0.55	7.20	2.34	(10.99)	10.23	5.60
Total From Investment Operations	0.52	7.17	2.37	(11.04)	10.11	5.57
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)
Net Asset Value, End of Period	$17.42	$23.59	$22.32	$25.24	$41.40	$32.53
Total Return[2]	(0.35)%	38.19%	11.59%	(29.93)%	31.79%	20.46%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	(0.28)%[4]	(0.16)%	0.12%	(0.15)%	(0.32)%	(0.10)%
Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.11%	0.10%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$517,539	$719,123	$862,452	$1,378,126	$3,090,630	$2,635,157
Portfolio turnover[6]	12%	18%	19%	15%	28%	24%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.89	$22.53	$25.41	$41.62	$32.68	$28.32
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.03)	0.04	(0.03)	(0.10)	(0.02)
Net realized and unrealized gain (loss)	0.55	7.29	2.37	(11.06)	10.28	5.63
Total From Investment Operations	0.53	7.26	2.41	(11.09)	10.18	5.61
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)
Net Asset Value, End of Period	$17.73	$23.89	$22.53	$25.41	$41.62	$32.68
Total Return[2]	(0.27)%	38.26%	11.68%	(29.88)%	31.86%	20.52%
Ratios to Average Net Assets:
Net expenses[3]	0.77%[4]	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income (loss)	(0.22)%[4]	(0.11)%	0.18%	(0.11)%	(0.26)%	(0.06)%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.10%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,648	$67,395	$63,898	$102,255	$274,128	$228,285
Portfolio turnover[6]	12%	18%	19%	15%	28%	24%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
April 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $6,615,801 of investments in affiliated holdings* (identified cost $500,912,463, including $6,615,801 of identified cost in affiliated holdings)	$1,136,305,895
Cash	1,396,024
Income receivable	239,759
Income receivable from affiliated holdings	22,188
Receivable for investments sold	9,519,557
Receivable for shares sold	80,287
Total Assets	1,147,563,710
Liabilities:
Payable for shares redeemed	1,168,553
Payable for investment adviser fee (Note 5)	19,642
Payable for administrative fee (Note 5)	2,423
Payable for transfer agent fees	175,185
Payable for portfolio accounting fees	83,281
Payable for distribution services fee (Note 5)	49,197
Payable for other service fees (Notes 2 and 5)	200,557
Accrued expenses (Note 5)	74,085
Total Liabilities	1,772,923
Net assets for 72,439,441 shares outstanding	$1,145,790,787
Net Assets Consist of:
Paid-in capital	$300,312,841
Total distributable earnings (loss)	845,477,946
Net Assets	$1,145,790,787
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($468,619,166 ÷ 30,138,850 shares outstanding), no par value, unlimited shares authorized	$15.55
Offering price per share (100/94.50 of $15.55)	$16.46
Redemption proceeds per share	$15.55
Class C Shares:
Net asset value per share ($58,127,596 ÷ 5,867,163 shares outstanding), no par value, unlimited shares authorized	$9.91
Offering price per share	$9.91
Redemption proceeds per share (99.00/100 of $9.91)	$9.81
Class R Shares:
Net asset value per share ($41,857,064 ÷ 3,367,261 shares outstanding), no par value, unlimited shares authorized	$12.43
Offering price per share	$12.43
Redemption proceeds per share	$12.43
Institutional Shares:
Net asset value per share ($517,538,975 ÷ 29,701,349 shares outstanding), no par value, unlimited shares authorized	$17.42
Offering price per share	$17.42
Redemption proceeds per share	$17.42
Class R6 Shares:
Net asset value per share ($59,647,986 ÷ 3,364,818 shares outstanding), no par value, unlimited shares authorized	$17.73
Offering price per share	$17.73
Redemption proceeds per share	$17.73

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Operations
Six Months Ended April 30, 2025 (unaudited)

Investment Income:
Dividends (including $449,509 received from affiliated holdings* and net of foreign taxes withheld of $39,027)	$3,658,425
Net income on securities loaned (Note 2) (includes $7,807 earned from affiliated holdings related to cash collateral balances)	7,547
Interest	213
TOTAL INCOME	3,666,185
Expenses:
Investment adviser fee (Note 5)	4,900,593
Administrative fee (Note 5)	513,463
Custodian fees	28,335
Transfer agent fees (Note 2)	662,134
Directors’/Trustees’ fees (Note 5)	3,916
Auditing fees	26,650
Legal fees	5,688
Portfolio accounting fees	98,557
Distribution services fee (Note 5)	372,288
Other service fees (Notes 2 and 5)	739,722
Share registration costs	53,556
Printing and postage	59,788
Miscellaneous (Note 5)	15,089
TOTAL EXPENSES	7,479,779
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(683,838)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(126,987)
TOTAL WAIVERS AND REIMBURSEMENTS	(810,825)
Net expenses	6,668,954
Net investment income (loss)	(3,002,769)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments	216,042,573
Net realized gain on foreign currency transactions	26,444
Net change in unrealized appreciation of investments	(202,229,056)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	8,397
Net realized and unrealized gain (loss) on investments and foreign currency transactions	13,848,358
Change in net assets resulting from operations	$10,845,589

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(3,002,769)	$(5,199,985)
Net realized gain (loss)	216,069,017	444,680,331
Net change in unrealized appreciation/depreciation	(202,220,659)	78,876,404
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,845,589	518,356,750
Distributions to Shareholders:
Class A Shares	(167,392,258)	(138,371,971)
Class C Shares	(29,986,918)	(31,137,977)
Class R Shares	(17,251,275)	(13,301,913)
Institutional Shares	(205,112,223)	(218,751,765)
Class R6 Shares	(16,942,205)	(16,153,241)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(436,684,879)	(417,716,867)
Share Transactions:
Proceeds from sale of shares	156,970,609	222,687,472
Net asset value of shares issued to shareholders in payment of distributions declared	404,913,200	386,404,233
Cost of shares redeemed	(459,910,232)	(819,218,850)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	101,973,577	(210,127,145)
Change in net assets	(323,865,713)	(109,487,262)
Net Assets:
Beginning of period	1,469,656,500	1,579,143,762
End of period	$1,145,790,787	$1,469,656,500
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Notes to Financial Statements
April 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
The Fund’s Board of Trustees (the “Trustees”) have approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Fund’s sub-adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fed Global (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
12

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $810,825 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$241,765	$(41,160)
Class C Shares	41,328	(41)
Class R Shares	61,077	(72)
Institutional Shares	312,624	(74,218)
Class R6 Shares	5,340	—
TOTAL	$662,134	$(115,491)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$653,947
Class C Shares	85,775
TOTAL	$739,722
Semi-Annual Financial Statements and Additional Information
13

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2025, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,783,594	$31,889,134	2,925,677	$58,643,638
Shares issued to shareholders in payment of distributions declared	9,158,157	156,421,324	7,255,599	128,424,101
Shares redeemed	(6,530,043)	(113,454,597)	(8,842,158)	(179,971,826)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,411,708	$74,855,861	1,339,118	$7,095,913
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	316,619	$3,566,646	606,841	$9,360,063
Shares issued to shareholders in payment of distributions declared	2,682,685	29,294,914	2,304,600	30,443,763
Shares redeemed	(1,936,057)	(22,510,786)	(3,840,025)	(58,516,337)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,063,247	$10,350,774	(928,584)	$(18,712,511)
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	327,980	$5,009,536	243,180	$4,206,861
Shares issued to shareholders in payment of distributions declared	1,228,504	16,805,937	861,859	13,117,502
Shares redeemed	(700,783)	(9,348,407)	(856,836)	(14,838,091)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	855,701	$12,467,066	248,203	$2,486,272
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,576,883	$101,605,205	6,115,511	$138,069,855
Shares issued to shareholders in payment of distributions declared	9,888,283	189,162,852	10,503,289	201,348,045
Shares redeemed	(15,251,738)	(295,699,270)	(24,767,987)	(537,903,894)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(786,572)	$(4,931,213)	(8,149,187)	$(198,485,994)
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	769,731	$14,900,088	566,617	$12,407,055
Shares issued to shareholders in payment of distributions declared	680,112	13,228,173	673,753	13,070,822
Shares redeemed	(906,617)	(18,897,172)	(1,255,107)	(27,988,702)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	543,226	$9,231,089	(14,737)	$(2,510,825)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,087,310	$101,973,577	(7,505,187)	$(210,127,145)
4. FEDERAL TAX INFORMATION
At April 30, 2025, the cost of investments for federal tax purposes was $500,912,463. The net unrealized appreciation of investments for federal tax purposes was $635,393,432. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $647,861,392 and unrealized depreciation from investments for those securities having an excess of cost over value of $12,467,960.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.74% of the Fund’s average daily net assets. Prior to July 1, 2024, the investment adviser fee was 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2025, the Adviser voluntarily waived $676,447 of its fee and voluntarily reimbursed $115,491 of transfer agent fees.
Semi-Annual Financial Statements and Additional Information
15

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2025, the Adviser reimbursed $7,391.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$257,325	$—
Class R Shares	114,963	(11,496)
TOTAL	$372,288	$(11,496)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2025, FSC retained $1,668 of fees paid by the Fund. For the six months ended April 30, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2025, FSC retained $9,298 in sales charges from the sale of Class A Shares. FSC also retained $328 of CDSC relating to redemptions of Class A Shares and $2,231 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2025, FSSC received $20,166 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.88%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Financial Statements and Additional Information
16

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2025, were as follows:
Purchases	$154,615,915
Sales	$502,295,112
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the six months ended April 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the six months ended April 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information
17

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
18

Evaluation and Approval of Advisory Contract–May 2024
FEDERATED HERMES KAUFMANN LARGE CAP FUND (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2024 meetings regarding the Fund and its performance, portfolio management team and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
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evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Financial Statements and Additional Information
21

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a gross advisory fee reduction from 0.75% to 0.74% for the Fund at the May 2024 Meetings.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Semi-Annual Financial Statements and Additional Information
22

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO and Board noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Kaufmann Large Cap Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2025

Share Class | Ticker	A | FKASX	C | FKCSX	R | FKKSX	Institutional | FKAIX	R6 | FKALX

Federated Hermes Kaufmann Small Cap Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—94.9%
		Communication Services—0.8%
400,000	[1]	Pinterest, Inc.	$ 10,128,000
1,994,611	[1]	Reservoir Media, Inc.	14,959,583
		TOTAL	25,087,583
		Consumer Discretionary—15.2%
518,200	[1]	Birkenstock Holding PLC	26,651,026
437,500	[1]	Cava Group, Inc.	40,438,125
80,000	[2]	Choice Hotels International, Inc.	10,088,800
822,000	[1]	DraftKings, Inc.	27,364,380
100,000	[1]	Duolingo, Inc.	38,948,000
550,500	[1]	Dutch Bros, Inc.	32,886,870
957,000	[1]	First Watch Restaurant Group, Inc.	16,900,620
262,000	[1]	Floor & Decor Holdings, Inc.	18,717,280
260,900		Moncler SpA	16,117,303
800,000	[1]	On Holding AG	38,488,000
380,000	[1]	Planet Fitness, Inc.	35,944,200
300,000		Six Flags Entertainment Corp.	10,323,000
527,300	[1,2]	Smith Douglas Home Corp.	10,255,985
1,750,000	[1]	Sportradar Group AG	40,442,500
82,800		Texas Roadhouse, Inc.	13,741,488
760,000	[1]	Viking Holdings Ltd.	31,182,800
190,000		Wingstop, Inc.	50,139,100
476,700	[1]	YETI Holdings, Inc.	13,609,785
		TOTAL	472,239,262
		Consumer Staples—2.0%
740,000	[1]	Chefs Warehouse, Inc.	42,157,800
465,000	[1]	Maplebear, Inc.	18,548,850
		TOTAL	60,706,650
		Energy—1.7%
630,000		Archrock, Inc.	14,823,900
769,900		Aris Water Solutions, Inc.	19,216,704
480,266	[1]	Flowco Holdings, Inc.	9,278,739
245,000		Matador Resources Co.	9,687,300
		TOTAL	53,006,643
		Financials—7.0%
475,000		Ares Management Corp.	72,451,750
359,800		Artisan Partners Asset Management, Inc.	13,305,404
1,735,000		Blue Owl Capital, Inc.	32,149,550
158,300		First Financial Bankshares, Inc.	5,304,633
500,000		Hamilton Lane, Inc.	77,245,000
48,800		Pinnacle Financial Partners, Inc.	4,891,712
308,000	[1]	Toast, Inc.	10,958,640
		TOTAL	216,306,689
		Health Care—25.6%
207,959	[1]	Amphastar Pharmaceuticals, Inc.	5,076,279
2,198,020	[1]	Arcturus Therapeutics Holdings, Inc.	28,156,636
267,940	[1]	Argenx SE	173,027,375
5,074,231	[1,2,3]	AstraZeneca PLC, Rights	2,790,827
6,620,000	[1]	aTyr Pharma, Inc.	22,971,400
786,751	[1,2]	Ceribell, Inc.	12,658,823
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	$ 1,025,700
1,485,000	[1]	EyePoint Pharmaceuticals, Inc.	10,127,700
355,300	[1]	Guardant Health, Inc.	16,780,819
1,850,000	[1]	IDEAYA Biosciences, Inc.	37,240,500
103,800	[1]	Inspire Medical Systems, Inc.	16,439,844
155,200	[1]	Insulet Corp.	39,155,408
400,000	[1,2]	Kestra Medical Technologies, Inc.	9,624,000
640,000	[1]	Legend Biotech Corp., ADR	22,368,000
24,400	[1]	Madrigal Pharmaceuticals, Inc.	8,147,404
707,291	[1]	Merus NV	32,188,813
605,000	[1]	Minerva Neurosciences, Inc.	1,010,350
503,000	[1]	Moonlake Immunotherapeutics	21,166,240
123,000	[1]	Natera, Inc.	18,564,390
239,000	[1]	PROCEPT BioRobotics Corp.	12,901,220
102,500	[1,2]	Regulus Therapeutics, Inc.	817,950
7,417,000	[1]	Regulus Therapeutics, Inc.	59,187,660
4,345,860	[1]	Rezolute, Inc.	16,340,434
770,000	[1]	Rhythm Pharmaceuticals, Inc.	50,196,300
188,702	[1,3,4]	Sail Biomedicines, Inc.	3,976,612
143,400	[1]	Sarepta Therapeutics, Inc.	8,948,160
2,430,101	[1]	Scynexis, Inc.	2,400,697
1,091,000	[1]	Ultragenyx Pharmaceutical, Inc.	42,527,180
70,600	[1]	Veeva Systems, Inc.	16,498,514
307,500	[1]	Vera Therapeutics, Inc.	7,186,275
370,100	[1]	Vericel Corp	14,071,202
777,400	[1]	Verona Pharma PLC, ADR	56,027,218
232,500	[1]	Xenon Pharmaceuticals, Inc.	8,881,500
160,309	[1]	Zealand Pharma AS	11,310,134
500,000	[1,2]	Zenas Biopharma, Inc.	5,790,000
151,443	[1]	Zenas Biopharma, Inc.	1,753,710
		TOTAL	797,335,274
		Industrials—17.9%
252,400		Applied Industrial Technologies, Inc.	61,403,872
451,800	[1]	ATI, Inc.	24,568,884
61,100	[1]	Axon Enterprise, Inc.	37,472,630
340,000	[1]	Azek Co., Inc.	16,850,400
235,700		AZZ, Inc.	20,449,332
136,300		Comfort Systems USA, Inc.	54,186,065
70,000		CSW Industrials, Inc.	21,873,600
770,000	[1,2]	Fiverr International Ltd.	19,596,500
171,200		FTAI Aviation Ltd.	18,337,232
425,000	[1]	GMS, Inc.	31,135,500
169,500		HEICO Corp.	42,503,820
499,720	[1,2]	Loar Holdings, Inc.	47,263,517
327,800	[1]	NEXTracker, Inc.	13,311,958
59,900		Powell Industries, Inc.	10,968,289
1,321,733	[1]	StandardAero, Inc.	35,713,226
657,200		UL Solutions, Inc.	37,585,268
274,300	[1]	XPO, Inc.	29,108,716
281,000		Xylem, Inc.	33,880,170
		TOTAL	556,208,979
		Information Technology—18.9%
145,000	[1]	Astera Labs, Inc.	9,469,950
186,800		BE Semiconductor Industries N.V.	20,267,464
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
780,000	[1]	Braze, Inc.	$ 24,281,400
610,000	[1,2]	Camtek Ltd.	39,857,400
1,218,100	[1]	Confluent, Inc.	29,002,961
174,500	[1]	CyberArk Software, Ltd.	61,451,920
380,500	[1]	Elastic N.V.	32,799,100
145,000		Entegris, Inc.	11,472,400
33,200	[1]	HubSpot, Inc.	20,301,800
1,265,900	[1]	Klaviyo, Inc.	38,533,996
24,000		Motorola Solutions, Inc.	10,569,360
1,000,000	[1]	Olo, Inc.	6,200,000
850,000	[1]	OneStream, Inc.	18,190,000
335,000	[1]	Q2 Holdings, Inc.	26,548,750
1,430,000	[1]	QXO, Inc.	19,076,200
900,000	[1]	Rubrik, Inc.	63,477,000
4,847,403	[1]	Seeing Machines Ltd.	111,754
1,718,000	[1]	SentinelOne, Inc.	31,783,000
343,000	[1]	Shopify, Inc.	32,585,000
72,000	[1]	Sitime Corp.	10,573,920
1,215,000	[1]	Soundthinking, Inc.	18,856,800
100,000	[1]	SPS Commerce, Inc.	14,351,000
37,000	[1]	Tyler Technologies, Inc.	20,102,100
265,000	[1]	Vertex, Inc.	10,607,950
110,000	[1]	Wix.com Ltd.	18,654,900
		TOTAL	589,126,125
		Materials—1.1%
154,900		Eagle Materials, Inc.	35,067,811
		Real Estate—4.2%
290,000	[1]	CoStar Group, Inc.	21,509,300
480,000	[1]	FrontView, Inc.	5,971,200
510,000		Gaming and Leisure Properties, Inc.	24,408,600
600,000		Healthpeak Properties, Inc.	10,704,000
205,000		Lamar Advertising Co.	23,331,050
445,000		Ryman Hospitality Properties, Inc.	39,137,750
180,000		VICI Properties, Inc.	5,763,600
		TOTAL	130,825,500
		Utilities—0.5%
154,700		Pinnacle West Capital Corp.	14,724,346
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,972,506,403)	2,950,634,862
		PREFERRED STOCKS—2.2%
		Health Care—2.2%
2,178,049	[3,4]	CeQur S.A.	10,783,215
41,900		Regulus Therapeutics, Inc. - Rights	33,436,200
30,200		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	24,099,600
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $20,267,744)	68,319,015
		WARRANTS—0.4%
		Health Care—0.4%
766,284	[1]	Gossamer Bio, Inc., Warrants 7/24/2028	351,801
200,000	[1]	Immatics N.V., Warrants 6/23/2025	4,090
162,100	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	270,707
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	118,881
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	243,648
533,000	[1]	Rezolute, Inc., Warrants 4/30/2099	2,004,080
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		WARRANTS—continued
		Health Care—continued
839,900	[1]	Rezolute, Inc., Warrants 6/24/2099	$ 3,158,024
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	6,338,608
165,355	[1]	Scynexis, Inc., Warrants 4/26/2029	43,240
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,423,564
		TOTAL WARRANTS (IDENTIFIED COST $23,233,080)	13,956,643
		INVESTMENT COMPANY—4.8%
148,759,241		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[5] (IDENTIFIED COST $148,759,241)	148,759,241
		TOTAL INVESTMENT IN SECURITIES—102.3% (IDENTIFIED COST $2,164,766,468)[6]	3,181,669,761
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[7]	(72,613,664)
		NET ASSETS—100%	$3,109,056,097
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2025, were as follows:
Affiliated	Value as of 10/31/2024	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 4/30/2025	Shares Held as of 4/30/2025	Dividend Income*
Consumer Discretionary:
Smith Douglas Home Corp.	$17,464,176	$—	$—	$(7,208,191)	$—	$10,255,985	527,300	$—
Health Care:
Arcturus Therapeutics Holdings, Inc.	$38,970,895	$—	$—	$(10,814,259)	$—	$28,156,636	2,198,020	$—
aTyr Pharma, Inc.	$20,654,400	$—	$—	$2,317,000	$—	$22,971,400	6,620,000	$—
EyePoint Pharmaceuticals, Inc.	$18,945,219	$—	$(540,634)	$(7,431,651)	$(845,234)	$10,127,700	1,485,000	$—
IDEAYA Biosciences, Inc.	$66,492,214	$1,331,597	$(11,825,677)	$(13,952,034)	$(4,805,600)	$37,240,500	1,850,000	$—
Minerva Neurosciences, Inc.	$1,448,975	$—	$—	$(438,625)	$—	$1,010,350	605,000	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$388,229	$—	$—	$(117,522)	$—	$270,707	162,100	$—
Regulus Therapeutics, Inc.	$—	$185,043	$—	$632,907	$—	$817,950	102,500	$—
Regulus Therapeutics, Inc.	$10,828,820	$—	$—	$48,358,840	$—	$59,187,660	7,417,000	$—
Regulus Therapeutics, Inc. - Rights	$6,117,400	$—	$—	$27,318,800	$—	$33,436,200	41,900	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$4,409,200	$—	$—	$19,690,400	$—	$24,099,600	30,200	$—
Rezolute, Inc.	$20,894,473	$1,732,250	$—	$(6,286,289)	$—	$16,340,434	4,345,860	$—
Rezolute, Inc., Warrants 10/8/2027	$299,030	$—	$—	$(180,149)	$—	$118,881	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$355,104	$—	$—	$(111,456)	$—	$243,648	64,800	$—
Rezolute, Inc., Warrants 4/30/2099	$—	$1,731,717	$—	$272,363	$—	$2,004,080	533,000	$—
Rezolute, Inc., Warrants 6/24/2099	$4,602,652	$—	$—	$(1,444,628)	$—	$3,158,024	839,900	$—
Rezolute, Inc., Warrants 12/31/2099	$9,238,184	$—	$—	$(2,899,576)	$—	$6,338,608	1,685,800	$—
Scynexis, Inc.	$3,714,160	$—	$(322,001)	$1,394,628	$(2,386,090)	$2,400,697	2,430,101	$—
Scynexis, Inc., Warrants 4/26/2029	$95,079	$—	$—	$(51,839)	$—	$43,240	165,355	$—
Scynexis, Inc., Warrants 1/1/2099	$1,959,760	$—	$—	$(536,196)	$—	$1,423,564	1,441,000	$—
Information Technology:
Seeing Machines Ltd.**	$17,450,868	$—	$(8,616,573)	$743,512	$(9,466,053)	$111,754	4,847,403	$—
Soundthinking, Inc.	$15,037,800	$63,108	$(3,188,560)	$11,429,535	$(4,485,083)	$18,856,800	1,215,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$259,366,638	$5,043,715	$(24,493,445)	$60,685,570	$(21,988,060)	$278,614,418	38,800,573	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2025, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Financial Statements and Additional Information
4

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$169,166,677
Purchases at Cost	$804,830,945
Proceeds from Sales	$(825,238,381)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$148,759,241
Shares Held as of 4/30/2025	148,759,241
Dividend Income	$3,620,246

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2025, these restricted securities amounted to $14,759,827, which represented 0.4% of net assets.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,221,329,544	$—	$5,002,312	$2,226,331,856
International	500,678,149	220,834,030	2,790,827	724,303,006
Preferred Stocks
Domestic	—	57,535,800	—	57,535,800
International	—	—	10,783,215	10,783,215
Debt Securities:
Warrants	12,019,157	1,937,486	—	13,956,643
Investment Company	148,759,241	—	—	148,759,241
TOTAL SECURITIES	$2,882,786,091	$280,307,316	$18,576,354	$3,181,669,761

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$49.87	$38.75	$41.14	$70.27	$49.86	$40.09
Income From Investment Operations:
Net investment income (loss)[1]	(0.17)	(0.30)	(0.08)	(0.23)	(0.58)	(0.29)
Net realized and unrealized gain (loss)	(2.06)	11.49	(2.31)	(23.97)	21.07	10.16
Total From Investment Operations	(2.23)	11.19	(2.39)	(24.20)	20.49	9.87
Less Distributions:
Distributions from net investment income	(0.53)	—	—	—	—	(0.02)
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)	(0.08)
Total Distributions	(3.06)	(0.07)	—	(4.93)	(0.08)	(0.10)
Net Asset Value, End of Period	$44.58	$49.87	$38.75	$41.14	$70.27	$49.86
Total Return[2]	(5.15)%	28.90%	(5.81)%	(36.41)%	41.12%	24.64%
Ratios to Average Net Assets:
Net expenses[3]	1.35%[4]	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss)	(0.70)%[4]	(0.64)%	(0.19)%	(0.48)%	(0.89)%	(0.64)%
Expense waiver/reimbursement[5]	0.16%[4]	0.14%	0.15%	0.15%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$601,975	$712,582	$656,294	$795,872	$1,452,855	$1,068,689
Portfolio turnover[6]	15%	34%	31%	19%	34%	20%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.29	$31.52	$33.68	$58.87	$42.03	$34.01
Income From Investment Operations:
Net investment income (loss)[1]	(0.25)	(0.48)	(0.29)	(0.44)	(0.83)	(0.49)
Net realized and unrealized gain (loss)	(1.62)	9.32	(1.87)	(19.82)	17.75	8.59
Total From Investment Operations	(1.87)	8.84	(2.16)	(20.26)	16.92	8.10
Less Distributions:
Distributions from net investment income	(0.31)	—	—	—	—	—
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)	(0.08)
Total Distributions	(2.84)	(0.07)	—	(4.93)	(0.08)	(0.08)
Net Asset Value, End of Period	$35.58	$40.29	$31.52	$33.68	$58.87	$42.03
Total Return[2]	(5.46)%	28.07%	(6.41)%	(36.80)%	40.28%	23.84%
Ratios to Average Net Assets:
Net expenses[3]	1.99%[4]	1.99%	1.99%	1.98%	1.97%	1.98%
Net investment income (loss)	(1.34)%[4]	(1.26)%	(0.83)%	(1.11)%	(1.51)%	(1.28)%
Expense waiver/reimbursement[5]	0.04%[4]	0.03%	0.03%	0.03%	0.02%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$134,913	$163,228	$160,847	$208,954	$410,961	$289,794
Portfolio turnover[6]	15%	34%	31%	19%	34%	20%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$50.19	$39.00	$41.39	$70.65	$50.12	$40.29
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.29)	(0.07)	(0.22)	(0.57)	(0.28)
Net realized and unrealized gain (loss)	(2.07)	11.55	(2.32)	(24.11)	21.18	10.22
Total From Investment Operations	(2.23)	11.26	(2.39)	(24.33)	20.61	9.94
Less Distributions:
Distributions from net investment income	(0.54)	—	—	—	—	(0.03)
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)	(0.08)
Total Distributions	(3.07)	(0.07)	—	(4.93)	(0.08)	(0.11)
Net Asset Value, End of Period	$44.89	$50.19	$39.00	$41.39	$70.65	$50.12
Total Return[2]	(5.12)%	28.89%	(5.77)%	(36.40)%	41.14%	24.71%
Ratios to Average Net Assets:
Net expenses[3]	1.35%[4]	1.33%	1.33%	1.34%	1.34%	1.31%
Net investment income (loss)	(0.69)%[4]	(0.61)%	(0.17)%	(0.46)%	(0.87)%	(0.61)%
Expense waiver/reimbursement[5]	0.34%[4]	0.33%	0.33%	0.34%	0.32%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$108,372	$118,129	$111,893	$141,312	$263,675	$188,549
Portfolio turnover[6]	15%	34%	31%	19%	34%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.83	$40.20	$42.49	$72.07	$50.90	$40.86
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.09)	0.12	(0.01)	(0.29)	(0.10)
Net realized and unrealized gain (loss)	(2.15)	11.92	(2.41)	(24.64)	21.54	10.37
Total From Investment Operations	(2.21)	11.83	(2.29)	(24.65)	21.25	10.27
Less Distributions:
Distributions from net investment income	(0.76)	(0.13)	—	—	—	(0.15)
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)	(0.08)
Total Distributions	(3.29)	(0.20)	—	(4.93)	(0.08)	(0.23)
Net Asset Value, End of Period	$46.33	$51.83	$40.20	$42.49	$72.07	$50.90
Total Return[2]	(4.93)%	29.48%	(5.39)%	(36.10)%	41.77%	25.20%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income (loss)	(0.24)%[4]	(0.18)%	0.27%	(0.02)%	(0.43)%	(0.21)%
Expense waiver/reimbursement[5]	0.14%[4]	0.12%	0.12%	0.11%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,759,681	$2,283,709	$2,201,922	$2,930,184	$6,454,097	$5,114,974
Portfolio turnover[6]	15%	34%	31%	19%	34%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.41	$39.87	$42.14	$71.52	$50.51	$40.51
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.08)	0.12	(0.00)	(0.29)	(0.10)
Net realized and unrealized gain (loss)	(2.12)	11.83	(2.39)	(24.45)	21.38	10.30
Total From Investment Operations	(2.18)	11.75	(2.27)	(24.45)	21.09	10.20
Less Distributions:
Distributions from net investment income	(0.77)	(0.14)	—	—	—	(0.12)
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)	(0.08)
Total Distributions	(3.30)	(0.21)	—	(4.93)	(0.08)	(0.20)
Net Asset Value, End of Period	$45.93	$51.41	$39.87	$42.14	$71.52	$50.51
Total Return[2]	(4.92)%	29.52%	(5.39)%	(36.10)%	41.78%	25.24%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	(0.23)%[4]	(0.17)%	0.28%	(0.01)%	(0.43)%	(0.21)%
Expense waiver/reimbursement[5]	0.04%[4]	0.03%	0.03%	0.04%	0.02%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$504,115	$572,314	$523,142	$661,748	$1,195,120	$651,978
Portfolio turnover[6]	15%	34%	31%	19%	34%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Assets and Liabilities
April 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $67,289,578 of securities loaned and $427,373,659 of investments in affiliated holdings* (identified cost $2,164,766,468, including $426,091,827 of identified cost in affiliated holdings)	$3,181,669,761
Cash	17,111
Cash denominated in foreign currencies (identified cost $1,058,551)	1,056,691
Income receivable	764,779
Income receivable from affiliated holdings	249,818
Receivable for investments sold	2,673,753
Receivable for shares sold	1,004,747
Total Assets	3,187,436,660
Liabilities:
Payable for investments purchased	1,501,772
Payable for shares redeemed	6,886,145
Payable for collateral due to broker for securities lending (Note 2)	68,806,751
Payable for investment adviser fee (Note 5)	62,259
Payable for administrative fee (Note 5)	6,450
Payable for distribution services fee (Note 5)	184,826
Payable for other service fees (Notes 2 and 5)	257,321
Accrued expenses (Note 5)	675,039
Total Liabilities	78,380,563
Net assets for 68,662,379 shares outstanding	$3,109,056,097
Net Assets Consist of:
Paid-in capital	$1,807,540,348
Total distributable earnings (loss)	1,301,515,749
Net Assets	$3,109,056,097
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($601,975,203 ÷ 13,501,907 shares outstanding), no par value, unlimited shares authorized	$44.58
Offering price per share (100/94.50 of $44.58)	$47.17
Redemption proceeds per share	$44.58
Class C Shares:
Net asset value per share ($134,913,079 ÷ 3,791,498 shares outstanding), no par value, unlimited shares authorized	$35.58
Offering price per share	$35.58
Redemption proceeds per share (99.00/100 of $35.58)	$35.22
Class R Shares:
Net asset value per share ($108,372,046 ÷ 2,414,423 shares outstanding), no par value, unlimited shares authorized	$44.89
Offering price per share	$44.89
Redemption proceeds per share	$44.89
Institutional Shares:
Net asset value per share ($1,759,680,692 ÷ 37,978,857 shares outstanding), no par value, unlimited shares authorized	$46.33
Offering price per share	$46.33
Redemption proceeds per share	$46.33
Class R6 Shares:
Net asset value per share ($504,115,077 ÷ 10,975,694 shares outstanding), no par value, unlimited shares authorized	$45.93
Offering price per share	$45.93
Redemption proceeds per share	$45.93

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Operations
Six Months Ended April 30, 2025 (unaudited)

Investment Income:
Dividends (including $1,840,609 received from affiliated holdings* and net of foreign taxes withheld of $69,516)	$11,140,745
Net income on securities loaned (includes $1,779,637 earned from affiliated holdings related to cash collateral balances*) (Note 2)	435,048
Interest	657
TOTAL INCOME	11,576,450
Expenses:
Investment adviser fee (Note 5)	14,206,760
Administrative fee (Note 5)	1,376,756
Custodian fees	129,534
Transfer agent fees (Note 2)	1,863,479
Directors’/Trustees’ fees (Note 5)	9,493
Auditing fees	27,411
Legal fees	8,801
Portfolio accounting fees	109,375
Distribution services fee (Note 5)	1,683,129
Other service fees (Notes 2 and 5)	1,017,320
Share registration costs	58,794
Printing and postage	252,287
Miscellaneous (Note 5)	20,990
TOTAL EXPENSES	20,764,129
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(761,434)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,517,259)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,278,693)
Net expenses	18,485,436
Net investment income (loss)	(6,908,986)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(21,988,060) on sales of investments in affiliated holdings*)	360,994,335
Net realized gain on foreign currency transactions	86,901
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $60,685,570 on investments in affiliated holdings*)	(530,758,152)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	5,468
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(169,671,448)
Change in net assets resulting from operations	$(176,580,434)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(6,908,986)	$(12,902,008)
Net realized gain (loss)	361,081,236	218,536,896
Net change in unrealized appreciation/depreciation	(530,752,684)	815,437,027
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(176,580,434)	1,021,071,915
Distributions to Shareholders:
Class A Shares	(42,744,959)	(1,133,123)
Class C Shares	(11,385,616)	(340,541)
Class R Shares	(7,146,490)	(192,506)
Institutional Shares	(143,343,106)	(10,761,877)
Class R6 Shares	(36,563,500)	(2,647,703)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(241,183,671)	(15,075,750)
Share Transactions:
Proceeds from sale of shares	273,307,390	649,047,003
Net asset value of shares issued to shareholders in payment of distributions declared	229,913,945	14,338,474
Cost of shares redeemed	(826,363,022)	(1,473,517,527)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(323,141,687)	(810,132,050)
Change in net assets	(740,905,792)	195,864,115
Net Assets:
Beginning of period	3,849,961,889	3,654,097,774
End of period	$3,109,056,097	$3,849,961,889
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Notes to Financial Statements
April 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
The Fund’s Board of Trustees (the“Trustees”) approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Fund’s Sub-Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fed Global (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
14

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $2,278,693 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$327,830	$(207,233)
Class C Shares	95,607	—
Class R Shares	157,770	(324)
Institutional Shares	1,239,798	(974,727)
Class R6 Shares	42,474	—
TOTAL	$1,863,479	$(1,182,284)
Semi-Annual Financial Statements and Additional Information
15

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$826,672
Class C Shares	190,648
TOTAL	$1,017,320
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Financial Statements and Additional Information
16

As of April 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$67,289,578	$68,806,751
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities, held at April 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,664,325	$10,783,215
Sail Biomedicines, Inc.	7/28/2021	$5,283,656	$3,976,612
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	477,475	$22,598,963	904,628	$42,130,487
Shares issued to shareholders in payment of distributions declared	805,504	40,629,137	24,864	1,074,369
Shares redeemed	(2,070,343)	(97,361,167)	(3,576,412)	(167,895,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(787,364)	$(34,133,067)	(2,646,920)	$(124,690,582)
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	107,683	$4,154,591	300,720	$11,426,688
Shares issued to shareholders in payment of distributions declared	277,338	11,212,833	9,477	332,751
Shares redeemed	(645,123)	(23,859,036)	(1,362,333)	(51,928,274)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(260,102)	$(8,491,612)	(1,052,136)	$(40,168,835)
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	265,510	$11,658,770	218,591	$10,352,082
Shares issued to shareholders in payment of distributions declared	140,712	7,144,479	4,419	192,139
Shares redeemed	(345,203)	(16,326,454)	(739,008)	(35,154,731)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	61,019	$2,476,795	(515,998)	$(24,610,510)
Semi-Annual Financial Statements and Additional Information
17

	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,343,020	$163,355,044	9,943,686	$481,476,065
Shares issued to shareholders in payment of distributions declared	2,611,468	136,543,606	218,031	10,247,748
Shares redeemed	(12,037,339)	(578,437,016)	(20,874,944)	(1,017,259,918)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,082,851)	$(278,538,366)	(10,713,227)	$(525,536,105)
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,476,654	$71,540,022	2,127,788	$103,661,681
Shares issued to shareholders in payment of distributions declared	663,541	34,383,890	53,408	2,491,467
Shares redeemed	(2,297,043)	(110,379,349)	(4,168,392)	(201,279,166)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(156,848)	$(4,455,437)	(1,987,196)	$(95,126,018)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,226,146)	$(323,141,687)	(16,915,477)	$(810,132,050)
4. FEDERAL TAX INFORMATION
At April 30, 2025, the cost of investments for federal tax purposes was $2,164,766,468. The net unrealized appreciation of investments for federal tax purposes was $1,016,903,293. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,259,055,418 and unrealized depreciation from investments for those securities having an excess of cost over value of $242,152,125.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2025, the Adviser voluntarily waived $705,770 of its fee and voluntarily reimbursed $1,182,284 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2025, the Adviser reimbursed $55,664.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$829,338	$(165,867)
Class C Shares	571,944	—
Class R Shares	281,847	(169,108)
TOTAL	$1,683,129	$(334,975)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2025, FSC retained $523,035 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2025, FSC retained $12,021 in sales charges from the sale of Class A Shares. FSC also retained $8,134 of CDSC relating to redemptions of Class A Shares and $3,463 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2025, FSSC received $46,092 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 1.35%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2025, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $2,249,136. Net realized gain recognized on these transactions was $1,021,685.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2025, were as follows:
Purchases	$530,563,298
Sales	$1,086,559,946
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum
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equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the six months ended April 30, 2025, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the six months ended April 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2024
FEDERATED HERMES KAUFMANN SMALL CAP FUND (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2024 meetings regarding the Fund and its performance, portfolio management team and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
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evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the CCO’s view that, in 2023, while the Fund’s total expenses were above median relative to its Expense Peer Group, those expenses remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to peer funds.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
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affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO and Board noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Kaufmann Small Cap Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
28534 (6/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2025

Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated Hermes MDT Mid Cap Growth Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—4.9%
374,707	[1]	Live Nation Entertainment, Inc.	$ 49,629,942
86,312	[1]	Pinterest, Inc.	2,185,420
638,113	[1]	ROBLOX Corp.	42,785,477
59,631	[1]	Spotify Technology SA	36,612,241
1,185,453	[1]	TripAdvisor, Inc.	14,758,890
		TOTAL	145,971,970
		Consumer Discretionary—12.4%
2,321	[1]	AutoZone, Inc.	8,732,995
42,588	[1]	Carvana Co.	10,406,378
346,344	[1]	Coupang, Inc.	8,094,059
595,909	[1]	Deckers Outdoor Corp.	66,044,594
54,842		Dick’s Sporting Goods, Inc.	10,296,037
35,708		Domino’s Pizza, Inc.	17,510,132
111,187	[1]	DoorDash, Inc.	21,446,860
65,585	[1]	Duolingo, Inc.	25,544,046
100,902		eBay, Inc.	6,877,480
132,934	[1]	Expedia Group, Inc.	20,861,333
607,846	[1]	Five Below, Inc.	46,129,433
96,060		H&R Block, Inc.	5,799,142
10,908		Murphy USA, Inc.	5,438,402
744,389	[1]	Norwegian Cruise Line Holdings Ltd.	11,932,556
26,699		Royal Caribbean Cruises Ltd.	5,737,882
257,217	[1]	SharkNinja, Inc.	20,705,969
185,799		Texas Roadhouse, Inc.	30,835,202
236,965		Tractor Supply Co.	11,995,168
76,463	[1]	Ulta Beauty, Inc.	30,251,821
62,766		Yum! Brands, Inc.	9,442,517
		TOTAL	374,082,006
		Consumer Staples—2.6%
396,894		Albertsons Cos., Inc.	8,723,730
162,519	[1]	Celsius Holdings, Inc.	5,681,664
238,252		Clorox Co.	33,903,260
170,658	[1]	elf Beauty, Inc.	10,558,610
461,119	[1]	Maplebear, Inc.	18,394,037
		TOTAL	77,261,301
		Energy—4.1%
259,327		Cheniere Energy, Inc.	59,933,063
121,881		Civitas Resources, Inc.	3,321,257
97,660		Ovintiv, Inc.	3,279,423
225,478		Targa Resources, Inc.	38,534,190
429,870		Weatherford International PLC	17,796,618
		TOTAL	122,864,551
		Financials—11.1%
146,035		Allstate Corp.	28,971,884
189,982		Ameriprise Financial, Inc.	89,485,322
184,005	[1]	Arch Capital Group Ltd.	16,685,573
248,899	[1]	Block, Inc.	14,553,124
60,596		Brown & Brown	6,701,918
167,195	[1]	Coinbase Global, Inc.	33,922,193
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,261,988		Equitable Holdings, Inc.	$ 62,405,307
8,606		Kinsale Capital Group, Inc.	3,745,847
19,826		MSCI, Inc., Class A	10,807,351
267,731		Ryan Specialty Group Holdings, Inc.	17,539,058
339,371	[1]	StoneCo Ltd.	4,771,556
1,103,853	[1]	Toast, Inc.	39,275,090
45,418	[1]	WEX, Inc.	5,921,145
		TOTAL	334,785,368
		Health Care—13.4%
173,321	[1]	10X Genomics, Inc.	1,433,365
292,580	[1]	Align Technology, Inc.	50,704,114
143,159	[1]	Alnylam Pharmaceuticals, Inc.	37,685,175
274,517		Cardinal Health, Inc.	38,786,507
167,114		Cencora, Inc.	48,909,254
1,266,824	[1]	Dexcom, Inc.	90,425,897
203,135	[1]	Doximity, Inc.	11,554,319
290,564	[1]	Exelixis, Inc.	11,375,581
124,860	[1]	Illumina, Inc.	9,689,136
174,574	[1]	Insulet Corp.	44,043,274
10,342	[1]	IQVIA Holdings, Inc.	1,603,734
14,016	[1]	Medpace Holdings, Inc.	4,322,394
90,249	[1]	Natera, Inc.	13,621,282
222,682	[1]	Sarepta Therapeutics, Inc.	13,895,357
111,746	[1]	Veeva Systems, Inc.	26,113,923
		TOTAL	404,163,312
		Industrials—16.0%
401,338		Allison Transmission Holdings, Inc.	37,019,417
1,202,007	[1]	American Airlines Group, Inc.	11,959,970
25,782	[1]	Axon Enterprise, Inc.	15,812,101
259,683		Booz Allen Hamilton Holding Corp.	31,167,154
54,168		Broadridge Financial Solutions, Inc.	13,130,323
197,996		BWX Technologies, Inc.	21,605,324
24,373		Cintas Corp.	5,159,277
120,068		Emcor Group, Inc.	48,111,248
400,104	[1]	Generac Holdings, Inc.	45,763,896
203,309		Howmet Aerospace, Inc.	28,174,561
14,631		Hubbell, Inc.	5,313,687
28,614		Lennox International, Inc.	15,644,705
76,987	[1]	Loar Holdings, Inc.	7,281,430
1,209,046	[1]	Lyft, Inc.	14,992,170
10,260		Old Dominion Freight Lines, Inc.	1,572,653
19,466		Paychex, Inc.	2,863,838
151,311		Paycom Software, Inc.	34,255,297
25,794		Quanta Services, Inc.	7,549,646
19,702		Rockwell Automation, Inc.	4,879,791
393,689		Rollins, Inc.	22,491,453
176,159		Tetra Tech, Inc.	5,494,399
22,127		Trane Technologies PLC	8,481,500
19,564	[1]	TransDigm, Inc.	27,645,301
3,863		United Rentals North America, Inc.	2,439,291
455,799		Veralto Corp.	43,711,124
52,373		Verisk Analytics, Inc.	15,524,928
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
4,698		W.W. Grainger, Inc.	$ 4,812,208
		TOTAL	482,856,692
		Information Technology—29.3%
244,035	[1]	AppLovin Corp.	65,721,066
553,422	[1]	Bill.Com Holdings, Inc.	25,219,441
12,986	[1]	CloudFlare, Inc.	1,568,449
578,727		Cognex Corp.	15,799,247
286,794	[1]	Datadog, Inc.	29,298,875
129,831	[1]	DocuSign, Inc.	10,613,684
1,626,586	[1]	DoubleVerify Holdings, Inc.	21,568,530
464,419	[1]	Dynatrace Holdings LLC	21,813,760
634,605	[1]	Enphase Energy, Inc.	28,297,037
67,736		Entegris, Inc.	5,359,272
133,513	[1]	EPAM Systems, Inc.	20,949,525
7,679	[1]	Fair Isaac & Co., Inc.	15,278,753
421,123	[1]	Five9, Inc.	10,587,032
49,804	[1]	Gartner, Inc., Class A	20,971,468
376,454	[1]	Gitlab, Inc.	17,569,108
89,278	[1]	GoDaddy, Inc.	16,813,726
154,867	[1]	Guidewire Software, Inc.	31,712,116
86,984	[1]	HubSpot, Inc.	53,190,716
450,210		NetApp, Inc.	40,406,347
425,974	[1]	Nutanix, Inc.	29,264,414
61,697	[1]	Okta, Inc.	6,919,936
64,893	[1]	Onto Innovation, Inc.	7,914,999
1,563,903	[1]	Palantir Technologies, Inc.	185,228,671
160,913	[1]	Procore Technologies, Inc.	10,312,914
620,147	[1]	Pure Storage, Inc.	28,129,868
825,786		Teradyne, Inc.	61,281,579
54,984	[1]	Twilio, Inc.	5,317,503
4,230,834	[1]	UiPath, Inc.	50,516,158
196,562	[1]	Zscaler, Inc.	44,456,428
		TOTAL	882,080,622
		Materials—2.2%
167,410	[1]	Axalta Coating Systems Ltd.	5,440,825
1,355,547		Celanese Corp.	60,335,397
		TOTAL	65,776,222
		Real Estate—0.1%
39,455		Equity Lifestyle Properties, Inc.	2,555,895
6,381	[1]	Jones Lang LaSalle, Inc.	1,451,103
		TOTAL	4,006,998
		Utilities—1.5%
379,398		NRG Energy, Inc.	41,574,433
34,642		Vistra Corp.	4,490,642
		TOTAL	46,065,075
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,635,063,857)	2,939,914,117
Semi-Annual Financial Statements and Additional Information
3

Shares		Value
	INVESTMENT COMPANY—2.4%
71,581,638	Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[2] (IDENTIFIED COST $71,581,638)	71,581,638
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $2,706,645,495)[3]	3,011,495,755
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	1,188,273
	NET ASSETS—100%	$3,012,684,028
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$52,115,537
Purchases at Cost	$637,710,371
Proceeds from Sales	$(618,244,270)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$71,581,638
Shares Held as of 4/30/2025	71,581,638
Dividend Income	$1,473,258

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$55.55	$37.68	$36.23	$62.37	$44.93	$41.20
Income From Investment Operations:
Net investment income (loss)[1]	(0.13)	(0.16)	(0.10)	(0.11)	(0.39)	(0.19)
Net realized and unrealized gain (loss)	2.25	18.03	2.37	(13.61)	21.36	7.14
Total From Investment Operations	2.12	17.87	2.27	(13.72)	20.97	6.95
Less Distributions:
Distributions from net realized gain	(2.49)	—	(0.79)	(12.42)	(3.53)	(3.22)
Distributions from return of capital	—	—	(0.03)	—	—	—
Total Distributions	(2.49)	—	(0.82)	(12.42)	(3.53)	(3.22)
Net Asset Value, End of Period	$55.18	$55.55	$37.68	$36.23	$62.37	$44.93
Total Return[2]	3.43%	47.43%	6.37%	(26.23)%	49.08%	18.07%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.14%	1.14%	1.14%	1.13%	1.14%
Net investment income (loss)	(0.46)%[4]	(0.33)%	(0.26)%	(0.27)%	(0.73)%	(0.46)%
Expense waiver/reimbursement[5]	0.14%[4]	0.12%	0.10%	0.09%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$432,839	$395,126	$246,732	$243,046	$367,018	$266,252
Portfolio turnover[6]	37%	75%	142%	174%	141%	227%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.53	$17.45	$17.34	$36.97	$28.09	$27.12
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.25)	(0.19)	(0.22)	(0.48)	(0.31)
Net realized and unrealized gain (loss)	1.16	8.33	1.12	(6.99)	12.89	4.50
Total From Investment Operations	1.00	8.08	0.93	(7.21)	12.41	4.19
Less Distributions:
Distributions from net realized gain	(2.49)	—	(0.79)	(12.42)	(3.53)	(3.22)
Distributions from return of capital	—	—	(0.03)	—	—	—
Total Distributions	(2.49)	—	(0.82)	(12.42)	(3.53)	(3.22)
Net Asset Value, End of Period	$24.04	$25.53	$17.45	$17.34	$36.97	$28.09
Total Return[2]	3.05%	46.30%	5.54%	(26.83)%	47.91%	17.17%
Ratios to Average Net Assets:
Net expenses[3]	1.91%[4]	1.92%	1.92%	1.93%	1.92%	1.93%
Net investment income (loss)	(1.23)%[4]	(1.10)%	(1.05)%	(1.07)%	(1.51)%	(1.23)%
Expense waiver/reimbursement[5]	0.04%[4]	0.06%	0.10%	0.09%	0.08%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,187	$15,397	$9,216	$9,600	$16,184	$13,309
Portfolio turnover[6]	37%	75%	142%	174%	141%	227%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.41	$40.17	$38.47	$65.24	$46.74	$42.60
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.02)	(0.00)[2]	0.01	(0.25)	(0.06)
Net realized and unrealized gain (loss)	2.39	19.26	2.52	(14.36)	22.28	7.42
Total From Investment Operations	2.34	19.24	2.52	(14.35)	22.03	7.36
Less Distributions:
Distributions from net realized gain	(2.49)	—	(0.79)	(12.42)	(3.53)	(3.22)
Distributions from return of capital	—	—	(0.03)	—	—	—
Total Distributions	(2.49)	—	(0.82)	(12.42)	(3.53)	(3.22)
Net Asset Value, End of Period	$59.26	$59.41	$40.17	$38.47	$65.24	$46.74
Total Return[3]	3.58%	47.90%	6.65%	(26.00)%	49.47%	18.46%
Ratios to Average Net Assets:
Net expenses[4]	0.84%[5]	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income (loss)	(0.17)%[5]	(0.04)%	(0.00)%[6]	0.02%	(0.44)%	(0.13)%
Expense waiver/reimbursement[7]	0.10%[5]	0.13%	0.18%	0.18%	0.15%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,933,057	$1,222,850	$287,671	$169,730	$279,045	$188,839
Portfolio turnover[8]	37%	75%	142%	174%	141%	227%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.16	$34.59	$33.23	$58.16	$41.99	$38.59
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.01)	0.00[2]	0.02	(0.22)	(0.05)
Net realized and unrealized gain (loss)	2.08	16.58	2.18	(12.53)	19.92	6.67
Total From Investment Operations	2.04	16.57	2.18	(12.51)	19.70	6.62
Less Distributions:
Distributions from net realized gain	(2.49)	—	(0.79)	(12.42)	(3.53)	(3.22)
Distributions from return of capital	—	—	(0.03)	—	—	—
Total Distributions	(2.49)	—	(0.82)	(12.42)	(3.53)	(3.22)
Net Asset Value, End of Period	$50.71	$51.16	$34.59	$33.23	$58.16	$41.99
Total Return[3]	3.57%	47.90%	6.68%	(26.00)%	49.52%	18.46%
Ratios to Average Net Assets:
Net expenses[4]	0.83%[5]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	(0.16)%[5]	(0.02)%	0.01%	0.04%	(0.43)%	(0.14)%
Expense waiver/reimbursement[6]	0.04%[5]	0.06%	0.10%	0.09%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$626,601	$314,014	$78,813	$36,273	$49,431	$31,388
Portfolio turnover[7]	37%	75%	142%	174%	141%	227%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
April 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $71,581,638 of investments in affiliated holdings* (identified cost $2,706,645,495, including $71,581,638 of identified cost in affiliated holdings)	$3,011,495,755
Income receivable	656,025
Income receivable from affiliated holdings	245,285
Receivable for investments sold	1,827,525
Receivable for shares sold	10,137,832
Total Assets	3,024,362,422
Liabilities:
Payable for investments purchased	8,447,521
Payable for shares redeemed	3,006,254
Payable to adviser (Note 5)	59,046
Payable for administrative fee (Note 5)	6,388
Payable for distribution services fee (Note 5)	11,662
Payable for other service fees (Notes 2 and 5)	143,108
Accrued expenses (Note 5)	4,415
Total Liabilities	11,678,394
Net assets for 53,660,983 shares outstanding	$3,012,684,028
Net Assets Consist of:
Paid-in capital	$2,687,495,394
Total distributable earnings (loss)	325,188,634
Net Assets	$3,012,684,028
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($432,838,559 ÷ 7,844,490 shares outstanding), no par value, unlimited shares authorized	$55.18
Offering price per share (100/94.50 of $55.18)	$58.39
Redemption proceeds per share	$55.18
Class C Shares:
Net asset value per share ($20,187,387 ÷ 839,774 shares outstanding), no par value, unlimited shares authorized	$24.04
Offering price per share	$24.04
Redemption proceeds per share (99.00/100 of $24.04)	$23.80
Institutional Shares:
Net asset value per share ($1,933,056,714 ÷ 32,620,571 shares outstanding), no par value, unlimited shares authorized	$59.26
Offering price per share	$59.26
Redemption proceeds per share	$59.26
Class R6 Shares:
Net asset value per share ($626,601,368 ÷ 12,356,148 shares outstanding), no par value, unlimited shares authorized	$50.71
Offering price per share	$50.71
Redemption proceeds per share	$50.71

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Operations
Six Months Ended April 30, 2025 (unaudited)

Investment Income:
Dividends (including $1,473,258 received from affiliated holdings*)	$8,647,548
Expenses:
Investment adviser fee (Note 5)	9,601,368
Administrative fee (Note 5)	992,438
Custodian fees	48,487
Transfer agent fees (Note 2)	1,155,024
Directors’/Trustees’ fees (Note 5)	5,163
Auditing fees	15,187
Legal fees	5,585
Portfolio accounting fees	103,131
Distribution services fee (Note 5)	71,181
Other service fees (Notes 2 and 5)	561,592
Share registration costs	89,757
Printing and postage	80,812
Miscellaneous (Note 5)	14,939
TOTAL EXPENSES	12,744,664
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(468,507)
Reimbursement of other operating expenses (Notes 2 and 5)	(734,267)
TOTAL WAIVER AND REIMBURSEMENTS	(1,202,774)
Net expenses	11,541,890
Net investment income (loss)	(2,894,342)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	29,442,092
Net change in unrealized appreciation of investments	(8,718,251)
Net realized and unrealized gain (loss) on investments	20,723,841
Change in net assets resulting from operations	$17,829,499

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(2,894,342)	$(1,505,557)
Net realized gain (loss)	29,442,092	93,327,514
Net change in unrealized appreciation/depreciation	(8,718,251)	302,201,651
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,829,499	394,023,608
Distributions to Shareholders:
Distributions From Net Realized Gain:
Class A Shares	(17,730,713)	—
Class C Shares	(1,565,698)	—
Institutional Shares	(56,559,427)	—
Class R6 Shares	(15,591,334)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(91,447,172)	—
Share Transactions:
Proceeds from sale of shares	1,494,715,032	1,261,457,847
Net asset value of shares issued to shareholders in payment of distributions declared	78,881,766	—
Cost of shares redeemed	(434,682,089)	(330,526,390)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,138,914,709	930,931,457
Change in net assets	1,065,297,036	1,324,955,065
Net Assets:
Beginning of period	1,947,386,992	622,431,927
End of period	$3,012,684,028	$1,947,386,992
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Notes to Financial Statements
April 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
12

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,202,774 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$385,630	$(221,172)
Class C Shares	8,679	—
Institutional Shares	724,932	(513,095)
Class R6 Shares	35,783	—
TOTAL	$1,155,024	$(734,267)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information
13

For the six months ended April 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$537,865
Class C Shares	23,727
TOTAL	$561,592
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2025, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
14

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,046,620	$59,801,807	1,448,140	$71,423,654
Shares issued to shareholders in payment of distributions declared	238,696	14,419,593	—	—
Shares redeemed	(553,777)	(31,930,534)	(884,007)	(43,370,863)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	731,539	$42,290,866	564,133	$28,052,791
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	287,829	$7,421,868	261,057	$5,908,818
Shares issued to shareholders in payment of distributions declared	48,919	1,291,472	—	—
Shares redeemed	(99,984)	(2,490,481)	(186,142)	(4,184,064)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	236,764	$6,222,859	74,915	$1,724,754
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,292,127	$1,018,772,651	17,831,384	$952,492,788
Shares issued to shareholders in payment of distributions declared	783,559	50,782,473	—	—
Shares redeemed	(5,038,262)	(303,817,071)	(4,409,114)	(230,397,421)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,037,424	$765,738,053	13,422,270	$722,095,367
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,776,180	$408,718,706	5,014,528	$231,632,587
Shares issued to shareholders in payment of distributions declared	223,372	12,388,228	—	—
Shares redeemed	(1,781,765)	(96,444,003)	(1,154,803)	(52,574,042)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,217,787	$324,662,931	3,859,725	$179,058,545
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	19,223,514	$1,138,914,709	17,921,043	$930,931,457
4. FEDERAL TAX INFORMATION
At April 30, 2025, the cost of investments for federal tax purposes was $2,706,645,495. The net unrealized appreciation of investments for federal tax purposes was $304,850,260. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $432,386,172 and unrealized depreciation from investments for those securities having an excess of cost over value of $127,535,912.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2024, for federal income tax purposes, a late year ordinary loss of $1,677,706 was deferred to November 1, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2025, the Adviser voluntarily waived $445,229 of its fee and voluntarily reimbursed $734,267 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2025, the Adviser reimbursed $23,278.
Semi-Annual Financial Statements and Additional Information
15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$71,181
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2025, FSC retained $23,060 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2025, FSC retained $18,679 in sales charges from the sale of Class A Shares. FSC also retained $719 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2025, FSSC received $41,998 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2025, were as follows:
Purchases	$2,021,452,255
Sales	$936,231,395
Semi-Annual Financial Statements and Additional Information
16

7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the six months ended April 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the six months ended April 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2024
FEDERATED HERMES MDT MID-CAP GROWTH FUND (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
18

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
19

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Financial Statements and Additional Information
20

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
21

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
22

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Mid Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Kaufmann Fund: Not Applicable.

Federated Hermes Kaufmann Large Cap Fund: Not Applicable.

Federated Hermes Kaufmann Small Cap Fund: Not Applicable.

Federated Hermes MDT Mid Cap Growth Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Kaufmann Fund: Not Applicable.

Federated Hermes Kaufmann Large Cap Fund: Not Applicable.

Federated Hermes Kaufmann Small Cap Fund: Not Applicable.

Federated Hermes MDT Mid Cap Growth Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Kaufmann Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Large Cap Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Small Cap Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Mid Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Kaufmann Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Large Cap Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Small Cap Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Mid Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Equity Funds

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025